Document and Entity Information	Aug. 20, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	REALNETWORKS INC
Amendment Flag	false
Entity Central Index Key	0001046327
Document Type	8-K
Document Period End Date	Aug. 20, 2021
Entity Incorporation State Country Code	WA
Entity File Number	001-37745
Entity Tax Identification Number	91-1628146
Entity Address, Address Line One	1501 First Avenue South
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98134
City Area Code	(206)
Local Phone Number	674-2700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	RNWK
Security Exchange Name	NASDAQ
Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Share Purchase Rights
Trading Symbol	RNWK
Security Exchange Name	NASDAQ